Subsequent Events (Details) $ in Thousands		Mar. 18, 2025 USD ($)	Mar. 13, 2025 USD ($)	Jan. 14, 2025 USD ($)	Jan. 02, 2025 USD ($)	Mar. 18, 2025 CNY (¥)	Mar. 13, 2025 CNY (¥)	Jan. 14, 2025 CNY (¥)	Jan. 02, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Events [Line Items]
Bank loan										$ 23,438	$ 26,222
Agricultural Bank of China Xinyu Branch [Member]
Subsequent Events [Line Items]
Bank loan	[1]									3,477
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Subsequent Events [Line Items]
Bank loan	[2]									$ 4,173	$ 4,238
Bank Loans [Member]
Subsequent Events [Line Items]
Maturiry term				1 year
Subsequent Event [Member]
Subsequent Events [Line Items]
Bank loan | ¥							¥ 30,000
Subsequent Event [Member] | Agricultural Bank of China Xinyu Branch [Member]
Subsequent Events [Line Items]
Bank loan					$ 2,086				¥ 15,000
Annual interest rate					3.10%
Mature term					December 30, 2025
Subsequent Event [Member] | Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Subsequent Events [Line Items]
Bank loan				$ 4,173				¥ 30,000
Annual interest rate				3.35%
Subsequent Event [Member] | Industrial and Commercial Bank of China Xinyu Branch [Member]
Subsequent Events [Line Items]
Bank loan			$ 4,173
Annual interest rate			2.80%
Subsequent Event [Member] | Bank of China Xinyu Gaoxin Branch [Member]
Subsequent Events [Line Items]
Bank loan		$ 1,391				¥ 10,000
Annual interest rate		2.90%
Maturiry term		1 year

[1]	On January 1, 2024, Jiangxi Yibo obtained a new bank loan of $7,030 (RMB50,000) with one-year term and an annual interest rate of 3.82%, which was fully repaid as of December 31, 2024. On April 25, 2024, Jiangxi Yibo obtained another one-year bank loan of $3,477 (RMB 25,000) at an annual interest rate of 3.00%. Jiangxi Yibo expects to repay the borrowing in full upon its maturity. The outstanding loan was guaranteed by Jiangxi Leibotai and two related parties of the Group and was secured by the mortgage of the properties of Jiangxi Yibo. (See Note 15).
[2]	For the year ended December 31, 2023, Jiangxi Yibo entered into a bank loan of $4,238 (RMB30,000) with a maturity date of January 5, 2024 and an annual interest rate of 4.85%, which was repaid on January 5, 2024. On January 9, 2024, Jiangxi Yibo renewed the borrowing for $4,173 (RMB30,000) with one-year term and an annual interest rate of 3.80%. The bank loans were guaranteed by a related party of the Group. (See Note 15).